Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020	$ 300,000	$ 599,588	$ 2,398,500	$ 10,350,000
Change in valuation inputs	(299,588)	(1,798,912)	(7,951,500)
Fair value as of December 31, 2021			2,398,500
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020	300,000	599,588	2,398,500	10,350,000
Change in valuation inputs	(299,588)	(1,798,912)	(7,951,500)
Fair value as of December 31, 2021			2,398,500
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020	600,000	1,199,176	4,797,000	$ 20,700,000
Change in valuation inputs	$ (599,176)	$ (3,597,824)	(15,903,000)
Fair value as of December 31, 2021			$ 4,797,000